Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per Share
Schedule of basic and diluted EPS computations for our common stock

	Year ended December 31,
	2019	2018	2017
Basic/Diluted EPS
Loss available to common stockholders	$(210,977)	$(242,162)	$(263,930)

Basic and diluted weighted-average number of common shares outstanding	273,883,342	217,472,870	216,848,866

Basic and diluted EPS	$(0.77)	$(1.11)	$(1.22)